Employee Compensation - Pension and Other Employee Future Benefits	12 Months Ended
Oct. 31, 2018
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Employee Compensation - Pension and Other Employee Future Benefits

Note 21: Employee Compensation – Pension and Other Employee Future Benefits

Pension and Other Employee Future Benefit Plans

We sponsor a number of arrangements globally, that provide pension and other employee future benefits to our retired and current employees. The largest of these arrangements, by defined benefit obligation, are the primary defined benefit pension plans for employees in Canada and the United States and the primary other employee future benefit plan for employees in Canada.

Pension arrangements include defined benefit pension plans, as well as supplementary arrangements that provide pension benefits in excess of statutory limits. Generally, under these plans we provide retirement benefits based on an employee’s years of service and average annual earnings over a period of time prior to retirement. Our pension and other employee future benefit expenses, recorded in employee compensation expense, mainly comprise the current service cost plus or minus the interest on net defined benefit assets or liabilities. In addition, we provide defined contribution pension plans to employees in some of our subsidiaries. The costs of these plans, recorded in employee compensation expense, are equal to our contributions to the plans.

The defined benefit pension plans for our employees in the United States were closed to new members on April 1, 2016 and closed to future accruals on March 1, 2017. A defined contribution pension plan was made available for employees affected by the closure. As a result of the closure of these plans, we recorded a curtailment gain of $52 million in non-interest expense, employee compensation, in our Consolidated Statement of Income in 2016.

During the fourth quarter of 2018, we announced changes to our other employee future benefits plan for Canadian employees that will become mandatory for new retirees beginning January 1, 2021. Plan changes include an increase in the service requirement for eligibility and flexible benefits with employer premium caps. We recorded a $277 million benefit from the remeasurement of the benefit liability in non-interest expense, employee compensation, in our Consolidated Statement of Income.

We also provide other employee future benefits, including health and dental care benefits and life insurance, for eligible current and retired employees.

Short-term employee benefits, such as salaries, paid absences, bonuses and other benefits, are accounted for on an accrual basis over the period in which the employees provide the related services.

Investment Policy

The defined benefit pension plans are administered under a defined governance structure, with the oversight resting with the Board of Directors.

The plans are managed under a framework that considers both assets and liabilities in the development of an investment policy and in managing risk. Over the past several years, we have implemented a liability-driven investment strategy for the primary Canadian plan to enhance risk-adjusted returns while reducing the plan’s surplus volatility. This strategy has reduced the impact of the plan on our regulatory capital.

The plans invest in asset classes that include equities, fixed income and alternative strategies, under established investment guidelines. Plan assets are diversified across asset classes and by geographic exposure. They are managed by asset management firms that are responsible for the selection of investment securities. Derivative instruments are permitted under policy guidelines and are generally used to hedge foreign currency exposures, manage interest rate exposures or replicate the return of an asset.

Asset Allocations

The asset allocation ranges and weighted-average actual asset allocations of our primary pension plans, based on the fair market values at October 31, are as follows:

	Pension benefit plans
	Target range 2018	Actual 2018	Actual 2017
Equities	25% – 50%	37%	40%
Fixed income investments	25% – 55%	46%	46%
Other	10% – 40%	17%	14%

Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis.

Risk Management

The defined benefit pension plans are exposed to various risks, including market risk (interest rate, equity and foreign currency risks), credit risk, operational risk, surplus risk and longevity risk. We follow a number of approaches to monitor and actively manage these risks, including:

•	monitoring surplus-at-risk, which measures a plan’s risk in an asset-liability framework;
•	stress testing and scenario analyses to evaluate the volatility of the plans’ financial positions and any potential impact on the bank;
•	hedging of currency exposures and interest rate risk within policy limits;
•	controls related to asset mix allocations, geographic allocations, portfolio duration, credit quality of debt securities, sector guidelines, issuer/counterparty limits and others; and
•	ongoing monitoring of exposures, performance and risk levels.

Pension and Other Employee Future Benefit Liabilities

Our actuaries perform valuations of our defined benefit obligations for pension and other employee future benefits as at October 31 of each year using the projected unit credit method based on management’s assumptions about discount rates, rates of compensation increase, retirement age, mortality and health care cost trend rates.

The discount rates for the primary Canadian and U.S. pension and other employee future benefit plans were selected based on the yields of high-quality AA rated corporate bonds with terms matching the plans’ cash flows.

The fair value of plan assets is deducted from the defined benefit obligation to determine the net defined benefit asset or liability. For defined benefit pension plans that are in a net defined benefit asset position, the recognized asset is limited to the present value of economic benefits available in the form of future refunds from the plan or reductions in future contributions to the plan (the “asset ceiling”). Changes in the asset ceiling are recognized in other comprehensive income. Components of the change in our net defined benefit assets or liabilities and our pension and other employee future benefit expense are as follows:

Current service cost represents benefits earned in the current year. The cost is determined with reference to the current workforce and the amount of benefits to which employees will be entitled upon retirement, based on the provisions of our benefit plans.

Interest on net defined benefit asset or liability represents the increase in the net defined benefit asset or liability that results from the passage of time and is determined by applying the discount rate to the net defined benefit asset or liability.

Actuarial gains and losses may arise in two ways. First, each year our actuaries recalculate the defined benefit obligations and compare them to those estimated as at the previous year end. Any differences that result from changes in demographic and economic assumptions or from plan member experience being different from management’s expectations at the previous year end are considered actuarial gains or losses. Second, actuarial gains and losses arise when there are differences between the discount rate and actual returns on plan assets. Actuarial gains and losses are recognized immediately in other comprehensive income as they occur and are not subsequently reclassified to income in future periods.

Plan amendments are changes in our defined benefit obligations that result from changes to provisions of the plans. The effects of plan amendments are recognized immediately in income when a plan is amended.

Settlements occur when defined benefit obligations for plan participants are settled, usually through lump sum cash payments, and as a result we no longer have any obligation to provide such participants with benefit payments in the future.

Funding of Pension and Other Employee Future Benefit Plans

We fund our defined benefit pension plans in Canada and the United States in accordance with statutory requirements, and the assets in these plans are used to pay benefits to retirees and other employees. Some groups of employees are also eligible to make voluntary contributions in order to receive enhanced benefits. Our supplementary pension plan in Canada is funded, while in the United States the supplementary pension plan is unfunded.

Our other employee future benefit plans in Canada and the United States are either partially funded or unfunded. Benefit payments related to these plans are paid either through the respective plan or directly by us.

We measure the fair value of plan assets for our plans in Canada and the United States as at October 31. In addition to actuarial valuations for accounting purposes, we are required to prepare valuations for determining our minimum funding requirements for our pension arrangements in accordance with the relevant statutory framework (our “funding valuation”). An annual funding valuation is performed for our plans in Canada and the United States. The most recent funding valuation for our primary Canadian pension plan was performed as at October 31, 2018 and the most recent funding valuation for our primary U.S. pension plan was performed as at January 1, 2018. Benefit payments for fiscal 2019 are estimated to be $486 million.

A summary of plan information for the past three years is as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2018	2017	2016	2018	2017	2016
Defined benefit obligation	8,311	8,846	8,992	1,113	1,460	1,493
Fair value of plan assets	8,719	8,990	8,655	153	157	150
Surplus (deficit) and net defined benefit asset (liability)	408	144	(337)	(960)	(1,303)	(1,343)
Surplus (deficit) is comprised of:
Funded or partially funded plans	573	339	(127)	37	28	7
Unfunded plans	(165)	(195)	(210)	(997)	(1,331)	(1,350)
Surplus (deficit) and net defined benefit asset (liability)	408	144	(337)	(960)	(1,303)	(1,343)

Pension and Other Employee Future Benefit Expenses

Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2018	2017	2016	2018	2017	2016
Annual benefits expense
Current service cost	210	254	224	26	32	25
Net interest (income) expense on net defined benefit (asset) liability	(10)	7	(10)	45	47	52
Past service cost (income)	7	–	–	(277)	–	–
Administrative expenses	5	5	5	–	–	–
Remeasurement of other long-term benefits	–	–	–	(10)	(6)	6
Benefits expense	212	266	219	(216)	73	83
Canada and Quebec pension plan expense	76	75	73	–	–	–
Defined contribution expense	153	123	96	–	–	–
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	441	464	388	(216)	73	83

Weighted-average Assumptions Used to Determine Benefit Expenses

	Pension benefit plans			Other employee future benefit plans
	2018	2017	2016	2018		2017		2016
Discount rate at beginning of year (3)(4)	3.5%	3.4%	4.2%	3.6%		3.6%		4.4%
Rate of compensation increase	2.4%	2.8%	2.7%	2.0%		2.4%		2.4%
Assumed overall health care cost trend rate	na	na	na	4.9%	(1)	5.2%	(2)	5.3%	(2)

(1)	Trending to 4.1% in 2040 and remaining at that level thereafter.
(2)	Trending to 4.5% in 2031 and remaining at that level thereafter.
(3)	The pension benefit current service cost was calculated using a separate discount rate of 3.70% and 3.68% for 2018 and 2017, respectively.
(4)	The other employee future benefit plans current service cost was calculated using a separate discount rate of 3.76% and 3.78% for 2018 and 2017, respectively.

na – not applicable

Assumptions regarding future mortality are based on published statistics and mortality tables calibrated to plan experience, when applicable. The current life expectancies underlying the amounts of the defined benefit obligations for our primary plans are as follows:

(Years)	Canada		United States
	2018	2017	2018	2017
Life expectancy for those currently age 65
Males	23.7	23.6	21.9	22.0
Females	24.0	24.0	23.4	23.4
Life expectancy at age 65 for those currently age 45
Males	24.6	24.6	23.1	23.2
Females	25.0	24.9	24.5	24.6

Changes in the estimated financial positions of our defined benefit pension plans and other employee future benefit plans are as follows:

(Canadian $ in millions, except as noted)	Pension benefit plans		Other employee future benefit plans
	2018	2017	2018	2017
Defined benefit obligation
Defined benefit obligation at beginning of year	8,846	8,992	1,460	1,493
Current service cost	210	254	26	32
Past service cost (income)	7	–	(277)	–
Interest cost	299	300	51	52
Benefits paid	(492)	(448)	(43)	(45)
Employee contributions	15	15	5	5
Actuarial (gains) losses due to:
Changes in demographic assumptions	(50)	(127)	(31)	(107)
Changes in financial assumptions	(562)	(150)	(77)	(2)
Plan member experience	16	45	(4)	39
Foreign exchange and other	22	(35)	3	(7)
Defined benefit obligation at end of year	8,311	8,846	1,113	1,460
Wholly or partially funded defined benefit obligation	8,146	8,651	116	129
Unfunded defined benefit obligation	165	195	997	1,331
Total defined benefit obligation	8,311	8,846	1,113	1,460
Weighted-average assumptions used to determine the defined benefit obligation
Discount rate at end of year	4.0%	3.5%	4.1%	3.6%
Rate of compensation increase	2.4%	2.4%	2.0%	2.0%
Assumed overall health care cost trend rate	na	na	4.9% (1)	5.2% (2)
Fair value of plan assets
Fair value of plan assets at beginning of year	8,990	8,655	157	150
Interest income	309	293	6	5
Return on plan assets (excluding interest income)	(323)	277	(10)	8
Employer contributions	213	219	35	40
Employee contributions	15	15	5	5
Benefits paid	(492)	(448)	(43)	(45)
Administrative expenses	(5)	(5)	–	–
Foreign exchange and other	12	(16)	3	(6)
Fair value of plan assets at end of year	8,719	8,990	153	157
Surplus (deficit) and net defined benefit asset (liability) at end of year	408	144	(960)	(1,303)
Recorded in:
Other assets	664	508	–	–
Other liabilities	(256)	(364)	(960)	(1,303)
Surplus (deficit) and net defined benefit asset (liability) at end of year	408	144	(960)	(1,303)
Actuarial gains (losses) recognized in other comprehensive income
Net actuarial gains (losses) on plan assets	(323)	277	(10)	8
Actuarial gains (losses) on defined benefit obligation due to:
Changes in demographic assumptions	50	127	30	104
Changes in financial assumptions	562	150	72	–
Plan member experience	(16)	(45)	1	(41)
Foreign exchange and other	6	(3)	–	–
Actuarial gains recognized in other comprehensive income for the year	279	506	93	71

(1)	Trending to 4.1% in 2040 and remaining at that level thereafter.
(2)	Trending to 4.5% in 2031 and remaining at that level thereafter.

na – not applicable

Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis. The fair values of plan assets held by our primary plans as at October 31 are as follows:

(Canadian $ in millions)	2018			2017
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and money market funds	114	–	114	150	5	155
Securities issued or guaranteed by:
Canadian federal government	108	41	149	143	47	190
Canadian provincial and municipal governments	219	309	528	471	320	791
U.S. federal government	297	–	297	307	20	327
U.S. states, municipalities and agencies	–	12	12	–	16	16
Pooled funds	1,591	2,715	4,306	1,743	2,012	3,755
Derivative instruments	1	(14)	(13)	1	(29)	(28)
Corporate debt	6	1,055	1,061	9	1,251	1,260
Corporate equity	1,105	–	1,105	1,291	–	1,291
	3,441	4,118	7,559	4,115	3,642	7,757

Certain comparative figures have been reclassified to conform with the current year’s presentation.

No plan assets are directly invested in the bank’s or related parties’ securities as at October 31, 2018 and 2017. As at October 31, 2018, our primary Canadian plan indirectly held, through pooled funds, approximately $15 million ($3 million in 2017) of our common shares. The plans do not hold any property we occupy or other assets we use.

The plans paid $4 million in the year ended October 31, 2018 ($4 million in 2017) to the bank and certain of our subsidiaries for investment management, record-keeping, custodial and administrative services rendered.

Sensitivity of Assumptions

Key weighted-average assumptions used in measuring the defined benefit obligations for our primary plans are outlined in the following table. The sensitivity analysis provided in the table should be used with caution as it is hypothetical and the impact of changes in each key assumption may not be linear. The sensitivities to changes in each key variable have been calculated independently of the impact of changes in other key variables. Actual experience may result in simultaneous changes in a number of key assumptions, which would amplify or reduce certain sensitivities.

		Defined benefit obligation
(Canadian $ in millions, except as noted)		Pension benefit plans	Other employee future benefit plans
Discount rate (%)		4.0	4.1
Impact of:	1% increase ($)	(811)	(102)
	1% decrease ($)	1,016	126
Rate of compensation increase (%)		2.4	2.0
Impact of:	0.25% increase ($)	39	–	(1)
	0.25% decrease ($)	(38)	–	(1)
Mortality
Impact of:	1 year shorter life expectancy ($)	(138)	(23)
	1 year longer life expectancy ($)	135	23
Assumed overall health care cost trend rate (%)		na	4.9	(2)
Impact of:	1% increase ($)	na	47
	1% decrease ($)	na	(48)

(1)	The change in this assumption is immaterial.

(2)	Trending to 4.1% in 2040 and remaining at that level thereafter.

na – not applicable

Maturity Profile

The duration of the defined benefit obligation for our primary plans is as follows:

(Years)	2018	2017
Canadian pension plans	14.0	14.7
U.S. pension plans	7.2	8.0
Canadian other employee future benefit plans	14.3	16.5

Cash Flows

Cash payments we made during the year in connection with our employee future benefit plans are as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2018	2017	2016	2018	2017	2016
Contributions to defined benefit plans	154	187	192	–	–	–
Contributions to defined contribution plans	153	123	96	–	–	–
Benefits paid directly to pensioners	59	32	43	35	40	38
	366	342	331	35	40	38

Our best estimate of the contributions we expect to make for the year ending October 31, 2019 is approximately $246 million to our defined benefit pension plans and $41 million to our other employee future benefit plans.